Long-Term Investment (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
Long term investment agreement	$ 4,600,000	¥ 30
Equity interest	18.96%	18.96%
Long term debt description	After the investment, Hongrun had 9 shareholders, including Jiangsu Longrich Group Co., Ltd., the largest shareholder with 29.17% equity interest of Hongrun, which is also a related party of the Company (see Note 13 related party transactions). Other 7 shareholders are unrelated parties accounting for 51.87% equity interest in Hongrun
Voting rights	40.00%
Interest income	$ 143,849